Related parties (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 member	Dec. 31, 2010 member	Dec. 31, 2009
Loans to members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	18	19	24
Additions	5	5	4
Reductions	(1)	(6)	(9)
Balance at end of period	22	18	19
Loans to members of the Executive Board, number of members	6	6
Loans to members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	35	25	24
Additions	2	14	11
Reductions	(3)	(4)	(10)
Balance at end of period	34	35	25
Loans to members of the Board of Directors, number of members	7	8
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	45	83	575
Net borrowings/(repayments)	(32)	(38)	(492)
Balance at end of period	13	45	83